Financial Instruments and Financial Risk Management - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - Recurring Fair Value Measurement - EUR (€)
€ in Thousands
	Dec. 31, 2024	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	€ 31,103	€ 40,713
Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Currency derivative	1,750	8,104
Derivative liabilities	18,570	625
Level 3 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Senior Note - embedded derivative	€ 29,352	€ 32,609